Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Notes Payable [Abstract]
Summary of future minimum monthly note payments
2014	$439,739
2015	110,082
2016	13,655
2017	5,465
Total	$568,941